SUPPLEMENT DATED MARCH 24, 2010
TO
PROSPECTUS DATED MAY 1, 2006

INVESTRAC GOLD VARIABLE UNIVERSAL LIFE INSURANCE POLICY
ISSUED BY
AMERICAN NATIONAL INSURANCE COMPANY
THROUGH ITS
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT

This supplement updates certain information contained in your Prospectus.  Please read it carefully and keep it with your prospectus for future reference.

Liquidations

The Board of Directors of American National Investment Accounts, Inc. has approved the liquidation of the (1) American National Money Market Portfolio, the (2) American National Growth Portfolio, the (3) American National Balanced Portfolio, and the (4) American National Equity Income Portfolio. The Board recommended that the shareholders approve the liquidations.  The Shareholders’ Meeting is scheduled to be held on April 13, 2010, to consider such action.  If the shareholders approve the Liquidations, on or about April 30, 2010, the (1) American National Money Market Portfolio, the (2) American National Growth Portfolio, the (3) American National Balanced Portfolio, and the (4) American National Equity Income Portfolio will be liquidated. Any remaining money in any of the liquidating sub-accounts will be moved to the Fidelity VIP Money Market Portfolio

American National Money Market Portfolio: If the shareholders approve the liquidation: (a) the last day that the subaccount that invests in the American National Money Market Portfolio  will accept purchases, surrenders or any other transactions is on or about April 29, 2010; (b) on or about April 30, 2010, any value in the subaccount that previously invested in the American National Money Market Portfolio,  will be transferred to the subaccount investing in the Fidelity VIP Money Market Portfolio; (c) the subaccount investing in the American National Money Market Portfolio will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for  policy loans; and unless we receive different instructions from you, we will reassign the allocation percentages to the subaccount investing in the Fidelity VIP Money Market Portfolio subaccount, on April 30, 2010; and (d) upon the close of business on April 30, 2010, the subaccount that previously invested in the American National Money Market Portfolio will be closed and no longer exist.

American National Growth Portfolio: If the shareholders approve the liquidation: (a) the last day that the subaccount that invests in the American National Growth Portfolio will accept purchases, surrenders or any other transactions is on or about April 29, 2010; (b) on or about April 30, 2010, any value in the subaccount that previously invested in the American National Growth Portfolio,  will be transferred to the subaccount investing in the Fidelity VIP Money Market Portfolio; (c) the subaccount investing in the American National Growth Portfolio will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for  policy loans; and unless we receive different instructions from you, we will reassign the allocation percentages to the subaccount investing in the Fidelity VIP Money Market Portfolio subaccount, on April 30, 2010; and (d) upon the close of business on April 30, 2010, the subaccount that previously invested in the American National Growth Portfolio will be closed and no longer exist.

American National Balanced Portfolio: If the shareholders approve the liquidation: (a) the last day that the subaccount that invests in the American National Balanced Portfolio will accept purchases, surrenders or any other transactions is on or about April 29, 2010; (b) on or about April 30, 2010, any value in the subaccount that previously invested in the American National Balanced Portfolio,  will be transferred to the subaccount investing in the Fidelity VIP Money Market Portfolio; (c) the subaccount investing in the American National Balanced Portfolio will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for  policy loans; and unless we receive different instructions from you, we will reassign the allocation percentages to the subaccount investing in the Fidelity VIP Money Market Portfolio subaccount, on April 30, 2010; and (d) upon the close of business on April 30, 2010, the subaccount that previously invested in the American National Balanced Portfolio will be closed and no longer exist.

American National Equity Income Portfolio: If the shareholders approve the liquidation: (a) the last day that the subaccount that invests in the American National Equity Income Portfolio will accept purchases, surrenders or any other transactions is on or about April 29, 2010; (b) on or about April 30, 2010, any value in the subaccount that previously invested in the American National Equity Income Portfolio,  will be transferred to the subaccount investing in the Fidelity VIP Money Market Portfolio; (c) the subaccount investing in the American National Equity Income Portfolio will be deleted from any instructions you have given us regarding your new premium payment allocation, dollar cost averaging program, rebalancing program, and requests for  policy loans; and unless we receive different instructions from you, we will reassign the allocation percentages to the subaccount investing in the Fidelity VIP Money Market Portfolio subaccount, on April 30, 2010; and (d) upon the close of business on April 30, 2010, the subaccount that previously invested in the American National Equity Income Portfolio will be closed and no longer exist.

If you want to provide different instructions, please submit your written instructions to American National Processing Center, Variable Contracts, P.O. Box 696893, San Antonio, Texas 78269, or if you have a telephone authorization on file, call us at 1-800-306-2959.